Loss Per Share (Narrative) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Options excluded from diluted weighted average number of ordinary shares that were antidilutive	7,200	6,668	5,532